Vanguard Conservative Allocation Portfolio

Schedule of Investments (unaudited)
As of September 30, 2020

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-
PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (24.3%)
Vanguard Variable Insurance Funds—Equity Index Portfolio	2,082,406	99,851
Vanguard Extended Market Index Fund Admiral Shares	193,066	18,992
		118,843
International Stock Fund (15.9%)
Vanguard Total International Stock Index Fund Admiral Shares	2,768,458	77,628

U.S. Bond Fund (41.9%)
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	16,090,410	204,831

International Bond Fund (17.9%)
Vanguard Total International Bond Index Fund Admiral Shares	3,770,202	87,619
Total Investment Companies (Cost $459,030)		488,921
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.117% (Cost $230)	2,296	230
Total Investments (100.0%) (Cost $459,260)		489,151
Other Assets and Liabilities -Net (0.0%)		(123)
Net Assets (100%)		489,028
Cost is in $000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At September 30, 2020, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

Conservative Allocation Portfolio

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
								Sept.
	Dec. 31,		Proceeds					30,
	2019		from	Realized	Change in		Capital Gain	2020
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	—	NA [1]	NA [1]	—	—	1	—	230
Vanguard Extended
Market Index Fund	16,962	3,825	2,806	649	362	140	—	18,992
Vanguard Variable
Insurance Funds—
Equity Index
Portfolio	86,099	38,074	27,381	4,126	(1,067)	1,704	1,999	99,851
Vanguard Variable
Insurance Funds—
Total Bond Market
Index Portfolio	177,402	62,414	43,108	2,748	5,375	4,129	—	204,831
Vanguard Total
International Bond
Index Fund	75,707	22,287	12,648	1,412	861	564	—	87,619
Vanguard Total
International Stock
Index Fund	68,618	24,890	12,831	1,052	(4,101)	1,006	—	77,628
Total	424,788	151,490	98,774	9,987	1,430	7,544	1,999	489,151

1 Not applicable—purchases and sales are for temporary cash investment purposes.